Consolidated Statement of Stockholders' Equity (USD $)	Preferred Stock [Member]	Common Stock [Member]	Common Stock Warrants [Member]	Additional Paid-in Capital [Member]	Unearned ESOP Shares [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2011	$ 16,425,912	$ 677,980	$ 1,377,811	$ 58,333,614	$ (204,930)	$ (61,623,816)	$ 38,456,991	$ 791,285	$ 54,234,847
Net income							1,943,859		1,943,859
Change in unrealized gain (loss) on available-for-sale securities, net of income taxes								9,541	9,541
Preferred stock redeemed	(5,000,000)								(5,000,000)
Preferred stock discount accretion	363,364						(363,364)
Preferred stock dividends							(713,194)		(713,194)
Stock award plans				(27,191)		280,208			253,017
Stock options exercised		200		12,188					12,388
Release of ESOP shares				(51,082)	204,930				153,848
Treasury stock purchased						(25,736)			(25,736)
Balance at Dec. 31, 2012	11,789,276	678,180	1,377,811	58,267,529		(61,369,344)	39,324,292	800,826	50,868,570
Net income							5,239,707		5,239,707
Change in unrealized gain (loss) on available-for-sale securities, net of income taxes								(3,307,074)	(3,307,074)
Preferred stock discount accretion	194,514						(194,514)
Preferred stock dividends							(600,000)		(600,000)
Common stock warrants repurchased			(1,377,811)	(625,439)					(2,003,250)
Stock award plans				3,713		250,795			254,508
Stock options exercised		180		9,228					9,408
Treasury stock purchased						(106,636)			(106,636)
Balance at Dec. 31, 2013	11,983,790	678,360		57,655,031		(61,225,185)	43,769,485	(2,506,248)	50,355,233
Net income							5,782,696		5,782,696
Change in unrealized gain (loss) on available-for-sale securities, net of income taxes								2,057,827	2,057,827
Preferred stock redeemed	(12,000,000)								(12,000,000)
Preferred stock discount accretion	16,210						(16,210)
Preferred stock dividends							(338,000)		(338,000)
Dividends on common stock ($0.15 per share)							(648,280)		(648,280)
Stock award plans				(644,722)		886,911			242,189
Stock options exercised		3,960		206,910					210,870
Proceeds from issuance of common stock				(6,850,673)		22,664,985			15,814,312
Balance at Dec. 31, 2014		$ 682,320		$ 50,366,546		$ (37,673,289)	$ 48,549,691	$ (448,421)	$ 61,476,847